Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Cash flow hedges) (Detail) - Derivatives designated as hedging instruments - Cash flow hedges - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	¥ (7,712)	¥ 4,011
Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0
Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	(68)	30
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(803)	170
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0
Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0
Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(4,906)	5,352
Foreign currency swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0
Foreign currency swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	1,584	1,001
Foreign currency swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	4,710	(6,535)
Options held/written and other
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(2,193)	(838)
Options held/written and other | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	4
Options held/written and other | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0
Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	¥ 0	¥ 0